Supplement to
Fidelity's Michigan Municipal Funds
February 28, 2002
Prospectus

The following information replaces the biographical information found in the "Fund Management" section on page 22.

Douglas McGinley is manager of Spartan Michigan Municipal Income, which he has managed since June 2002. He also manages other Fidelity funds. Since joining Fidelity in 1994, Mr. McGinley has worked as an analyst and manager.

MIS/MIF-02-01 June 6, 2002
1.475738.110

Supplement to
the Spartan® Municipal Funds
February 28, 2002
Prospectus

The following information replaces the biographical information for Christine Thompson and George Fischer found in the "Fund Management" section on page 23.

Christine Thompson is vice president and manager of Spartan Short-Intermediate Municipal Income, Spartan Intermediate Municipal Income, and Spartan Municipal Income, which she has managed since July 2000, July 2000, and June 2002, respectively. She also manages other Fidelity funds. Since joining Fidelity in 1985, Ms. Thompson has worked as a senior research analyst and manager.

LIM/HIY-02-01 June 6, 2002
1.482103.108

Supplement to
Fidelity's Ohio Municipal Funds
February 28, 2002
Prospectus

The following information replaces the biographical information for George Fischer found in the "Fund Management" section on page 22.

Douglas McGinley is manager of Spartan Ohio Municipal Income, which he has managed since June 2002. He also manages other Fidelity funds. Since joining Fidelity in 1994, Mr. McGinley has worked as an analyst and manager.

OFS/OFR-02-01 June 6, 2002
1.475823.109

Supplement to the
Fidelity's Pennsylvania Municipal Funds
February 28, 2002
Prospectus

The following information replaces the biographical information for Christine Thompson found in the "Fund Management" section on page 22.

Mark Sommer is manager of Spartan Pennsylvania Municipal Income, which he has managed since June 2002. He also manages other Fidelity funds. Since joining Fidelity in 1992, Mr. Sommer has worked as an analyst and manager.

PFR-02-02 June 6, 2002
1.479534.113